Short-term borrowings (Tables)	12 Months Ended
Mar. 31, 2014
Short-term borrowings

Short-term borrowings are mainly comprised of money market borrowings which are unsecured and are utilized by the Bank for its treasury operations. Short-term borrowings as of March 31, 2013 and March 31, 2014 were comprised of the following:

	As of March 31,
	2013		2014		2014
	(In millions)
Borrowed in the call market	Rs.	7,246.8	Rs.	13,937.3	US$	232.3
Term borrowings from institutions/banks		37,550.0		49,550.0		825.9
Foreign currency borrowings		80,224.7		83,313.8		1,388.6
Bills rediscounted		20,595.7		3,974.4		66.1

Total	Rs.	145,617.2	Rs.	150,775.5	US$	2,512.9

Total borrowings outstanding:
Maximum amount outstanding	Rs.	253,172.3	Rs.	383,190.9	US$	6,386.5

Average amount outstanding	Rs.	147,051.2	Rs.	213,031.8	US$	3,550.5

Weighted average interest rate		5.3%		3.3%		3.3%